FINANCE LEASE RECEIVABLES AND HIRE PURCHASE RECEIVABLES - Schedule of Lease Receivable Balances (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross investment in finance leases, receivable:
Finance leases	£ 740	£ 1,002
Unearned future finance income	(106)	(147)
Rentals received in advance	(9)	(12)
Net investment	625	843
Gross investment in hire purchase, receivable:
Hire purchase	17,508	17,223
Unearned future finance income	(1,447)	(1,349)
Rentals received in advance	(111)	(89)
Net Investment In Hire Purchase	15,950	15,785
Not later than 1 year
Gross investment in finance leases, receivable:
Finance leases	216	339
Net investment	175	280
Gross investment in hire purchase, receivable:
Hire purchase	6,307	4,720
Net Investment In Hire Purchase	5,618	4,004
Later than 1 year and not later than 2 years
Gross investment in finance leases, receivable:
Finance leases	215	135
Net investment	190	108
Gross investment in hire purchase, receivable:
Hire purchase	3,872	4,517
Net Investment In Hire Purchase	3,447	4,151
Later than 2 years and not later than 3 years
Gross investment in finance leases, receivable:
Finance leases	111	222
Net investment	94	198
Gross investment in hire purchase, receivable:
Hire purchase	3,707	3,981
Net Investment In Hire Purchase	3,440	3,766
Later than 3 years and not later than 4 years
Gross investment in finance leases, receivable:
Finance leases	45	110
Net investment	35	94
Gross investment in hire purchase, receivable:
Hire purchase	2,962	2,817
Net Investment In Hire Purchase	2,844	2,744
Later than 4 years and not later than 5 years
Gross investment in finance leases, receivable:
Finance leases	31	46
Net investment	24	35
Gross investment in hire purchase, receivable:
Hire purchase	385	814
Net Investment In Hire Purchase	356	765
Over 5 years £m
Gross investment in finance leases, receivable:
Finance leases	122	150
Net investment	107	128
Gross investment in hire purchase, receivable:
Hire purchase	275	374
Net Investment In Hire Purchase	£ 245	£ 355